9 COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Effective June 1, 2013, the Company began leasing office space at 407 East Fort Street, Suite 500, Detroit, Michigan, 48226. The lease is for approximately 1,722 square feet is for two years with monthly rent of $1,950 for the first year and $2,010 for the second year. The Company plans to utilize the space for corporate offices as well as a call center for marketing the Company’s directory business.

Other Agreements

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

On August 1, 2012 (the “Effective Date”) the Company entered into a series of agreements with Payventures, LLC (“PV”) and Payventures Tech, LLC (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement (“PAA”) between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from certain Assigned Customer(s), in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The term of the Assignment Agreement commences on the Effective Date and shall continue for a period of one (1) year after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either party has the right to terminate this Agreement at the end of the then current Term, upon thirty (30) days prior written notice to the other party. PV may terminate this Agreement at any time on thirty (30) days written notice to the Company provided however, that if such termination is without default or other material cause by the Company, then PV shall continue to pay the referral fees contemplated therein despite such termination, subject to the other provisions thereof that survive termination. In addition, PV may terminate the assignment of the Assigned Customer, and any obligation to pay the share of the Assigned Customer residual to the Company, upon thirty (30) days prior notice to the Company. PV may terminate the assignment of the Assigned Customer and substitute one or more comparable Assigned Customers upon thirty (30) days prior notice to the Company. PV shall not be required to replace an Assigned Customer if such Assigned Customer terminates its merchant account with PV.

Effective October 1, 2012, PV and the Company entered into the First Amendment to Assignment Agreement (the “Amendment”). The Amendment replaces the assignment to the Company of 50% of PV’s residuals from the initial Assigned Customer to the assignment of 30% of PV’s residual payments received from a newly Assigned Customer, and such account shall henceforth be the Assigned Customer under the Assignment Agreement.

PV and the Company also entered into a Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. The term of the Consulting Agreement commences on the Effective Date and shall continue for a period of one (1) year, after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either Party hereto has the right to terminate the Consulting Agreement at any time on thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s

Merchant Services. The term of the Agent Referral Agreement is for two years and automatically renews for each year thereafter (the “Term”) unless 60 days prior written notice is given by either party.

PVTECH and the Company entered into a Hosted Platform License & Services Agreement (“HPLSA”) whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly hosting licensing fee of $2,500 and a transaction fee of $0.07 per transaction, that beginning in April 2013, has a minimum transaction fee of $2,500 per month. Accordingly the Company has recorded, as part of cost of sales, $15,000 and $7,500 for the hosting fees and minimum transaction fees, respectively, for the six months ended June 30, 2013. The term of the HPSLA shall be for one (1) year, with automatic renewals for successive one (1) year terms thereafter (each a "Renewal Term") until either party gives written notice to terminate the HPLSA no less than three (3) calendar months prior to the commencement of a Renewal Term. Either party may terminate the HPLSA: (a) upon a material breach by the other party if such breach is not cured within thirty (30) days following written notice to the breaching party; or (b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interactive workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The “Initial Term” became effective upon execution and delivery of this Agreement by each of the parties and expires twenty four (24) months from the Billing Activation Date (as defined therein). This Agreement will be automatically extended (“Extended Term”) for twelve (12) additional months upon the expiration of the Initial Term or any Extended Term unless either party has delivered written notice of its intent to terminate the Agreement at least sixty (60) days prior to the end of the Initial Term or then current Extended Term.

Additionally, the Company, through an agreement with Interactive MD, LLC (“iMD”) plans to market iMD’s telehealth services to consumers and employers. Our plan is to allow consumers and employers via a link from the my800doctor.com website to be able purchase various types of monthly memberships from iMD. If successful, 800 Commerce would receive a referral fee of $10 from iMD per member per month (“PMPM”) via the affiliate agreement, irrespective of the type of membership.

Pursuant to the iMD agreement, we also have a twelve month option for iMD to build a white label version of the iMD portal for My800doctor.com.  The estimated one time cost of building the platform and system is $42,000 and the estimated time of completion would be ninety days. Under a license, the my800doctor.com portal would be able to offer the uninsured a variety of healthcare options, including a search and appointment directory in any desired field of medicine. For consumers seeking an immediate consultation, telemedicine options will be available, thereby allowing patients to speak directly with a physician online through a HIPPA compliant “Skype Like” video platform for diagnosis and e-scribing.  Additionally, we plan to offer consumers to establish and maintain their personal healthcare records. We plan for users to be able to search for doctors by specialty and other categories, read doctor reviews, view medical related video content and schedule visits electronically.  We plan to charge a subscription fee of $299 a year or $19.95 a month. Consumers will be able to choose from among participating physicians, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders. We expect these features to be desirable by cutting down on time and travel related costs associated with customary doctors’ visits and standard healthcare. Pursuant to the license we will pay iMD:

$1.20 PMPM for <50,000 members

$1.00 PMPM for <50,000 and <150,000 members

$0.80 PMPM for >150,000 members

$2.00 per consult

Minimum monthly guaranty $10,000

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 a company controlled by our President entered into a two year lease agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Pursuant to the lease, the monthly rent for approximately 1,200 square feet was $2,500. Effective March 1, 2012, the rent became $3,500. The Company realized an expense of $16,500 for the year ending December 31, 2012 for the space utilized. Effective in March 2013, the Company will be leasing office space at 2000 Town Center, Suite 1900, Southfield, Michigan, 48075. The lease is for one year, with annual renewals available, and the monthly rent is approximately $850.

Other Agreements

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

On August 1, 2012 the Company entered into a series of agreements with Payventures, LLC (“PV”) and Payventures Tech, LLC (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement (“PAA”) between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from certain Assigned Customer(s), in exchange for five hundred thousand (500,000) shares of the Company’s common stock. The term of the Assignment Agreement commences on the Effective Date and shall continue for a period of one (1) year after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either party has the right to terminate this Agreement at the end of the then current Term, upon thirty (30) days prior written notice to the other party. PV may terminate this Agreement at any time on thirty (30) days written notice to the Company provided however, that if such termination is without default or other material cause by the Company, then PV shall continue to pay the referral fees contemplated therein despite such termination, subject to the other provisions thereof that survive termination. In addition, PV may terminate the assignment of the Assigned Customer, and any obligation to pay the share of the Assigned Customer residual to the Company, upon thirty (30) days prior notice to the Company. PV may terminate the assignment of the Assigned Customer and substitute one or more comparable Assigned Customers upon thirty (30) days prior notice to the Company. PV shall not be required to replace an Assigned Customer if such Assigned Customer terminates its merchant account with PV.

Effective October 1, 2012, PV and the Company entered into the First Amendment to Assignment Agreement (the “Amendment”). The Amendment replaces the assignment to the Company of 50% of PV’s residuals from the initial Assigned Customer to the assignment of 30% of PV’s residual payments received from a newly Assigned Customer, and such account shall henceforth be the Assigned Customer under the Assignment Agreement.

PV and the Company also entered into a Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. The term of the Consulting Agreement commences on the Effective Date and shall continue for a period of one (1) year, after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either Party hereto has the right to terminate the Consulting Agreement at any time on thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The term of the Agent Referral Agreement is for two years and automatically renews for each year thereafter (the “Term”) unless 60 days prior written notice is given by either party.

PVTECH and the Company entered into a Hosted Platform License & Services Agreement (“HPLSA”) whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the HPSLA shall be for one (1) year, with automatic renewals for successive one (1) year terms thereafter (each a "Renewal Term") until either party gives written notice to terminate the HPLSA no less than three (3) calendar months prior to the commencement of a Renewal Term. Either party may terminate the HPLSA: (a) upon a material breach by the other party if such breach is not cured within thirty (30) days following written notice to the breaching party; or (b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interative workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The “Initial Term” shall become effective as of the Effective Date upon execution and delivery of this Agreement by each of the parties and expire twenty four (24) months from the Billing Activation Date (as defined therein). This Agreement will be automatically extended (“Extended Term”) for twelve (12) additional months upon the expiration of the Initial Term or any Extended Term unless either party has delivered written notice of its intent to terminate the Agreement at least sixty (60) days prior to the end of the Initial Term or then current Extended Term.

Additionally, the Company, through an agreement with Interactive MD, LLC (“iMD”) plans to market iMD’s telehealth services to consumers and employers. Our plan is to allow consumers and employers via a link from the my800doctor.com website to be able purchase various types of monthly memberships from iMD. If successful, 800 Commerce would receive a referral fee of $10 from iMD per member per month (“PMPM”) via the affiliate agreement, irrespective of the type of membership.

Pursuant to the iMD agreement, we also have a twelve month option for iMD to build a white label version of the iMD portal for My800doctor.com.  The estimated one time cost of building the platform and system is $42,000 and the estimated time of completion would be ninety days. Under a license, the my800doctor.com portal would be able to offer the uninsured a variety of healthcare options, including a search and appointment directory in any desired field of medicine. For consumers seeking an immediate consultation, telemedicine options will be available, thereby allowing patients to speak directly with a physician online through a HIPPA compliant “Skype Like” video platform for diagnosis and e-scribing.  Additionally, we plan to offer consumers to establish and maintain their personal healthcare records. We plan for users to be able to search for doctors by specialty and other categories, read doctor reviews, view medical related video content and schedule visits electronically.  We plan to charge a subscription fee of $299 a year or $19.95 a month. Consumers will be able to choose from among participating physicians, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders. We expect these features to be desirable by cutting down on time and travel related costs associated with customary doctors’ visits and standard healthcare. Pursuant to the license we will pay iMD:

$1.20 PMPM for <50,000 members

$1.00 PMPM for <50,000 and <150,000 members

$0.80 PMPM for >150,000 members

$2.00 per consult

Minimum monthly guaranty $10,000